Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Purpose	Lease and bank loan
Non-current financial assets at amortized cost	$ 37,362	$ 37,539
Assets pledged as collateral for liabilities	$ 14,080,591	13,079,394
Land [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 452,738	452,738
Buildings [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 5,385,508	4,343,556
Machinery and equipment [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 8,204,983	$ 8,245,561